Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term securities	$ 131	$ 65
Debt securities – fair value through profit or loss	2,312	2,292
Debt securities – available-for-sale	384	352
Mortgages and loans	2,050	1,928
Derivative investments	45	70
Policy loans	175	165
Total interest income	5,097	4,872
Equity securities – dividends on fair value through profit or loss	160	159
Equity securities – dividends on available-for-sale	14	15
Investment properties rental income(1)	594	623
Investment properties expenses	(259)	(286)
Other income	242	223
Investment expenses and taxes	(207)	(193)
Net investment income (loss)	$ 5,641	$ 5,413